Cover Page	Jun. 07, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	Jun. 07, 2019
Entity Registrant Name	Audentes Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37833
Entity Tax Identification Number	46-1606174
Entity Address, Address Line One	600 California Street, 17th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94108
City Area Code	415
Local Phone Number	818-1001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	BOLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001628738
Amendment Flag	true
Amendment Description	In addition to reporting the information set forth in Item 5.07 below, the purpose of this Amendment is to disclose the Company’s decision regarding how frequently it will conduct future stockholder advisory votes to approve the compensation of the Company’s named executive officers (“say on pay”).